Earning per share - Summary of Computation of Basic and Diluted Net Income Per Share (Details) - CNY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Basic income per share calculation
Equity holders of the Company	¥ 1,833	¥ 1,326	¥ 82
Weighted average number of Class A and Class B ordinary shares outstanding	3,076,314,670	2,593,157,207	1,831,604,053
Diluted net income per share calculation
Equity holders of the Company	¥ 1,833	¥ 1,326	¥ 82
Weighted average number of Class A and Class B ordinary shares outstanding	3,076,314,670	2,593,157,207	1,831,604,053
Adjustments for share options and RSU	82,906,218	46,309,205	67,815,772
Number of shares used in computing diluted earnings per share attributable to the Company	3,159,220,888	2,639,466,412	1,899,419,825
Class A And Class B Ordinary Shares
Basic income per share calculation
Basic	¥ 0.60	¥ 0.51	¥ 0.04
Diluted net income per share calculation
Diluted	0.58	¥ 0.50	¥ 0.04
American Depositary Shares
Basic income per share calculation
Basic	1.19
Diluted net income per share calculation
Diluted	¥ 1.16